Noble Absolute Return ETF

SCHEDULE OF INVESTMENTS at November 30, 2022 (Unaudited)

		Shares	Value
Common Stocks - 12.1%
Chemicals - 8.3%
Ecovyst, Inc. (1)(2)		180,000	$1,672,200

Distribution & Wholesale - 0.2%
A-Mark Precious Metals, Inc.		1,000	34,500

Entertainment - 0.3%
DraftKings, Inc. - Class A (1)		3,881	59,457

Oil & Gas - 2.8%
Antero Resources Corp. (1)(2)		100	3,655
APA Corp. (2)		100	4,685
Marathon Oil Corp. (2)		100	3,063
Northern Oil and Gas, Inc. (2)		15,000	545,850
			557,253
Retail - 0.5%
The Container Store Group, Inc. (1)(2)		20,000	95,000
Total Common Stocks
(Cost $2,279,534)			2,418,410

Exchange Traded Funds - 94.5%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares		200,000	1,690,000
Invesco QQQ Trust Series 1		6,000	1,760,160
iShares 20+ Year Treasury Bond ETF (2)		150,000	15,409,500
iShares Russell 1000 Value ETF		100	15,899
SPDR S&P Oil & Gas Exploration & Production ETF (2)		100	15,212
VanEck Gold Miners ETF		100	2,905
VanEck Oil Services ETF (2)		100	30,415
Total Exchange Traded Funds
(Cost $18,916,509)			18,924,091

	Notional Amount	Contracts (3)
Options Purchased - 0.7%
Put Options - 0.7%
Internet - 0.7%
Robinhood Markets, Inc.
Expiration: 12/16/2022, Strike Price: $11.00 (4)	$959,000	1,000	152,000
Total Options Purchased
(Cost $147,339)			152,000
		Shares
Short-Term Invesments - 20.6%
Money Market Funds - 20.6%
Federated Hermes Treasury Obligations Fund, Service Shares, 3.410% (2)(5)		3,000,000	3,000,000
First American Government Obligations Fund, Class X, 3.668% (5)		1,116,793	1,116,793
			4,116,793
Total Short-Term Investments
(Cost $4,116,793)			4,116,793

Total Investments in Securities - 127.9%
(Cost $25,460,175)			25,611,294
Liabilites in Excess of Other Assets - (27.9)%			(5,587,462)
Total Net Assets - 100.0%			$20,023,832

(1)	Non income producing security.
(2)	All or a portion of the shares of this security have been committed as collateral for securities sold short.
(3)	100 shares per contract.
(4)	Held in connection with a written option contract. See the Options Written for further information.
(5)	The rate shown is the annualized seven-day effective yield as of November 30, 2022.

Noble Absolute Return ETF

SCHEDULE OF SECURITIES SOLD SHORT at November 30, 2022 (Unaudited)

	Shares	Value
Common Stocks (1) - 138.2%
Auto Manufacturers - 15.6%
Lucid Group, Inc.	20,100	$203,814
Rivian Automotive, Inc. - Class A	100	3,204
Tesla, Inc.	15,000	2,920,500
		3,127,518
Banks - 5.8%
SVB Financial Group	5,000	1,158,900

Building Materials - 2.9%
Trex Co., Inc.	12,460	571,789

Commercial Services - 6.3%
Affirm Holdings, Inc. - Class A	75,000	1,044,000
Avis Budget Group, Inc.	100	22,360
Toast, Inc. - Class A	10,000	183,600
		1,249,960
Distribution & Wholesale - 2.5%
Pool Corp.	1,500	494,115

Diversified Financials Services - 20.9%
Coinbase Global, Inc. - Class A	91,615	4,189,554

Energy - Alternate Sources - 9.8%
Plug Power, Inc.	100	1,596
Sunrun, Inc.	60,100	1,958,058
		1,959,654
Entertainment - 15.3%
DraftKings, Inc. - Class A	200,000	3,064,000

Food - 0.0% (2)
Beyond Meat, Inc.	100	1,459

Healthcare - Products - 0.1%
Align Technology, Inc.	100	19,666
Novocure Ltd.	100	7,684
		27,350
Household Products & Wares - 0.1%
Helen of Troy Ltd.	100	9,854

Internet - 42.1%
DoorDash, Inc. - Class A	100	5,825
Robinhood Markets, Inc. - Class A	200,000	1,918,000
Roku, Inc. - Class A	100,000	5,937,000
Zillow Group, Inc. - Class C	15,100	573,498
		8,434,323
Leisure Time - 2.8%
Peloton Interactive, Inc. - Class A	50,100	570,138

Real Estate Investment Trusts (REITs) - 0.4%
Digital Realty Trust, Inc.	100	11,246
Equinix, Inc.	100	69,065
Medical Properties Trust, Inc.	100	1,312
		81,623
Retail - 12.4%
Carvana Co. - Class A	30,100	232,071
Floor & Decor Holdings, Inc.	15,000	1,119,450
Freshpet, Inc.	100	6,702
Portillo’s, Inc. - Class A	20,000	403,800
Warby Parker, Inc. - Class A	42,500	723,775
		2,485,798
Software - 1.2%
ROBLOX Corp. - Class A	100	3,177
Twilio, Inc. - Class A	5,000	245,100
		248,277
Total Common Stock
(Proceeds $28,250,231)		27,674,312

Exchange Traded Funds (1) - 46.8%
ARK Innovation ETF	250,000	9,370,000
ProShares UltraPro QQQ	100	2,356
Total Exchange Traded Funds
(Proceeds $9,641,265)		9,372,356

Total Securities Sold Short - 185.0%
(Proceeds $37,940,616)		$37,046,668

Percentages are stated as a percent of net assets.

(1) Non-income producing security.
(2) Does not round to 0.1% or (0.1)%, as applicable.

Noble Absolute Return ETF

SCHEDULE OF OPTIONS WRITTEN at November 30, 2022 (Unaudited)

	Contracts (1)	Notional Amount	Value
Options Written - 0.2%
Put Options - 0.2%
Internet - 0.2%
Robinhood Markets, Inc.
Expiration: 12/16/2022, Strike Price: $9.00	1,000	$959,000	$32,000
Total Put Options Written
(Premium $49,120)			$32,000

Percentages are stated as a percent of net assets.
(1) 100 shares per contract.

Summary of Fair Value Exposure at November 30, 2022 (Unaudited)

The Noble Absolute Return ETF  (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments, securities sold short and options written as of November 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$2,418,410	$–	$–	$2,418,410
Exchange Traded Funds	18,924,091	–	–	18,924,091
Options Purchased	152,000	–	–	152,000
Short-Term Investments	4,116,793	–	–	4,116,793
Total Investments in Securities	$25,611,294	$–	$–	$25,611,294

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$27,674,312	$–	$–	$27,674,312
Exchange Traded Funds	9,372,356	–	–	9,372,356
Total Securities Sold Short	$37,046,668	$–	$–	$37,046,668

Options Written	Level 1	Level 2	Level 3	Total
Options Written (1)	$32,000	–	$–	$32,000
Total Options Written	$32,000	$–	$–	$32,000

(1) See applicable Schedule of Investments, Schedule of Securities Sold Short, or Schedule of Options Written for the industry breakout.